Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit (Details) - 12 months ended Dec. 31, 2022 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit [Abstract]
Aggregated deposits amount	$ 149	₪ 523
Pledged deposit amount	$ 36	₪ 107